Golden Oak(R) Prime Obligation Money Market Portfolio
A Portfolio of Golden Oak(R) Family Of Funds
-------------------------------------------------------------------------------
Supplement to Prospectus dated March 31, 2003


Under the heading entitled "HOW TO PURCHASE PORTFOLIO SHARES - General Information," please delete the fifth paragraph and replace it with the following:

-------------------------------------------------------------------------------

"The Golden Oak(R) Prime Obligation Money Market Portfolio also calculates its NAV once each Business Day at 2:00 p.m., Eastern time. So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Portfolio generally must receive your order before 2:00 p.m., Eastern time and receive payment in federal funds by the Federal Reserve wire system that day."

-------------------------------------------------------------------------------

Under the heading entitled "HOW TO SELL YOUR PORTFOLIO SHARES - Through An Investment Professional," please delete the second paragraph and replace it with the following:

-------------------------------------------------------------------------------

"With respect to the Golden Oak(R) Prime Obligation Money Market Portfolio, if you submit your redemption request to your investment professional by 2:00 p.m., Eastern time, you may request that your redemption proceeds be wired that day, but you will not receive that day's dividends. However, investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions to the Trust as outlined below."

-------------------------------------------------------------------------------

Under the heading entitled "HOW TO SELL YOUR PORTFOLIO SHARES - Directly From the Trust - By Telephone," please delete the second paragraph and replace it with the following:

-------------------------------------------------------------------------------

"With respect to the Golden Oak(R) Prime Obligation Money Market Portfolio, if you call before 2:00 p.m., Eastern time, your redemption can be wired to you the same day, but you will not receive that day's dividend. If you call after 2:00 p.m., Eastern time, your redemption will be wired to you the following business day, but you will receive that day's dividend."

-------------------------------------------------------------------------------

                                                          December 31, 2003



Golden Oak(R) Family of Funds
c/o Federated Shareholder Services Company
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Cusip       38113Q809
Cusip       38113Q700

29843 (12/03)